Right of Use Assets and Property, Plant and Equipment - Schedule of Right of Use Assets and Property, Plant and Equipment (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Right of Use Assets and Property, Plant and Equipment [Line Items]
Total right of use assets and property, plant and equipment		R$ 146,246	R$ 117,366	R$ 78,770
Computers and Equipment [Member]
Schedule of Right of Use Assets and Property, Plant and Equipment [Line Items]
Total right of use assets and property, plant and equipment		22,124	7,674	13,414
Improvements on Leasehold Properties [Member]
Schedule of Right of Use Assets and Property, Plant and Equipment [Line Items]
Total right of use assets and property, plant and equipment		23,577	13,241	12,075
Furniture and Fixtures [Member]
Schedule of Right of Use Assets and Property, Plant and Equipment [Line Items]
Total right of use assets and property, plant and equipment		10,814	2,808	2,777
Machinery and Equipment [Member]
Schedule of Right of Use Assets and Property, Plant and Equipment [Line Items]
Total right of use assets and property, plant and equipment		54,053	50,557	1,785
Facilities [Member]
Schedule of Right of Use Assets and Property, Plant and Equipment [Line Items]
Total right of use assets and property, plant and equipment		216	54	65
Right of Use - Leases [Member]
Schedule of Right of Use Assets and Property, Plant and Equipment [Line Items]
Total right of use assets and property, plant and equipment	[1]	35,462	43,032	R$ 48,654
Value at Cost [Member]
Schedule of Right of Use Assets and Property, Plant and Equipment [Line Items]
Total right of use assets and property, plant and equipment		268,265	200,733
Value at Cost [Member] | Computers and Equipment [Member]
Schedule of Right of Use Assets and Property, Plant and Equipment [Line Items]
Total right of use assets and property, plant and equipment		65,606	40,427
Value at Cost [Member] | Improvements on Leasehold Properties [Member]
Schedule of Right of Use Assets and Property, Plant and Equipment [Line Items]
Total right of use assets and property, plant and equipment		38,702	24,078
Value at Cost [Member] | Furniture and Fixtures [Member]
Schedule of Right of Use Assets and Property, Plant and Equipment [Line Items]
Total right of use assets and property, plant and equipment		15,643	4,669
Value at Cost [Member] | Machinery and Equipment [Member]
Schedule of Right of Use Assets and Property, Plant and Equipment [Line Items]
Total right of use assets and property, plant and equipment		69,882	54,864
Value at Cost [Member] | Facilities [Member]
Schedule of Right of Use Assets and Property, Plant and Equipment [Line Items]
Total right of use assets and property, plant and equipment		283	105
Value at Cost [Member] | Right of Use - Leases [Member]
Schedule of Right of Use Assets and Property, Plant and Equipment [Line Items]
Total right of use assets and property, plant and equipment	[1]	78,146	76,590
Accumulated Depreciation [Member]
Schedule of Right of Use Assets and Property, Plant and Equipment [Line Items]
Total right of use assets and property, plant and equipment		(122,016)	(83,367)
Accumulated Depreciation [Member] | Computers and Equipment [Member]
Schedule of Right of Use Assets and Property, Plant and Equipment [Line Items]
Total right of use assets and property, plant and equipment		(43,482)	(32,753)
Accumulated Depreciation [Member] | Improvements on Leasehold Properties [Member]
Schedule of Right of Use Assets and Property, Plant and Equipment [Line Items]
Total right of use assets and property, plant and equipment		(15,125)	(10,837)
Accumulated Depreciation [Member] | Furniture and Fixtures [Member]
Schedule of Right of Use Assets and Property, Plant and Equipment [Line Items]
Total right of use assets and property, plant and equipment		(4,829)	(1,861)
Accumulated Depreciation [Member] | Machinery and Equipment [Member]
Schedule of Right of Use Assets and Property, Plant and Equipment [Line Items]
Total right of use assets and property, plant and equipment		(15,829)	(4,307)
Accumulated Depreciation [Member] | Facilities [Member]
Schedule of Right of Use Assets and Property, Plant and Equipment [Line Items]
Total right of use assets and property, plant and equipment		(67)	(51)
Accumulated Depreciation [Member] | Right of Use - Leases [Member]
Schedule of Right of Use Assets and Property, Plant and Equipment [Line Items]
Total right of use assets and property, plant and equipment	[1]	R$ (42,684)	R$ (33,558)

[1]	The Group’s lease agreements are detailed in Note 18.